Non-Cash Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Employee Shares

A summary of the changes in the Employee Shares from December 31, 2021 through June 30, 2022 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2021	47,332	$10.82
Granted	—	0.00
Vested	(15,487)	8.81
Forfeited	(4,816)	11.36
Unvested balance as of June 30, 2022	27,029	$10.42

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2022 were as follows:

For the Six Months Ended June 30,
2022
Expected option life (years)	6.30
Expected volatility	74.7%
Risk-free interest rate	1.8%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	5,421,715	$9.23	8.37	$—
Granted	4,121,560	1.18		570
Exercised	—	—
Expired	(209,400)	14.07
Canceled or Forfeited	(1,022,585)	9.00
Outstanding as of June 30, 2022	8,311,290	5.20	8.76	$56
Exercisable as of June 30, 2022	1,594,923	13.09	—	-
Vested and expected to vest as of June 30, 2022	8,311,290	$5.20	8.76	$56

Summary of Activity Related to RSUs

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. The latter RSUs generally vest over a period of under one year from the date of grant. The Company granted share options and RSUs as its annual equity incentive awards to employees during the six months ended June 30, 2022. In 2021, the annual equity incentive awards consisted only of share options. The following table summarizes the activity related to RSUs from December 31, 2021, through June 30, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	88,750	$10.01
Granted	584,670	1.12
Exercised	(31,488)	7.60
Canceled or Forfeited	(106,815)	3.68
Outstanding as of June 30, 2022	535,117	$1.54

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2022	2021
Research and development	$1,170	$2,515
General and administrative	1,665	3,173
	$2,835	$5,688